7. STOCKHOLDERS' EQUITY (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of stock options
Outstanding beginning balance, Shares	6,531,192	6,463,206	6,862,167
Granted, Shares	496,761	977,276	96,500
Exercised, Shares	(319,963)
Expired/Forfeited, Shares	0	(328,750)	(169,000)
Outstanding ending balance, Shares	6,707,990	6,531,192	6,463,206
Vested and exercisable ending balance	5,918,043	5,463,963	4,373,807
Options available for grant at year-end		6,724,027	6,792,013
Aggregate intrinsic value – options exercised		$ 236,059	$ 93,088
Aggregate intrinsic value – options outstanding		625,412	1,332,965
Aggregate intrinsic value – options vested and Exercisable		612,946	1,208,831
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.66	$ 0.67	$ 0.70
Granted, Weighted average exercise price	$ 0.5	$ 0.50	$ 0.79
Exercised, Weighted average exercise price	$ 0.43		$ 0.28
Expired, Weighted average exercise price	$ 0.67	$ 1.22	$ 2.60
Outstanding ending balance, Weighted average exercise price	$ 0.66	$ 0.66	$ 0.67
Vested and exercisable ending balance	$ 0.65	$ 0.80	$ 0.50
Options Unvested
Options unvested, beginning balance		1,819,087
Options granted		977,276
Options Vested		(1,582,034)
Options Cancelled/Forfeited		$ (147,100)
Balance, end of period		1,067,229